Equity (Details) - Schedule of option activity - Employee Stock Option [Member] - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Equity (Details) - Schedule of option activity [Line Items]
Outstanding, Beginning Balance		99,358	110,233
Weighted average exercise price, Beginning Balance (in Dollars per share)		$ 19.20	$ 18.72
Aggregate intrinsic value, Beginning Balance (in Dollars)	[1]
Forfeited		(33,000)	(10,875)
Exercised
Outstanding, Ending Balance		66,358	99,358
Weighted average exercise price, Ending Balance (in Dollars per share)		$ 21.82	$ 19.20
Aggregate intrinsic value, Ending Balance (in Dollars)	[1]

[1]	The intrinsic value of the stock options at December 31, 2020 is the amount by which the market value of the Company’s common stock of $4.15 as of December 31, 2020 exceeds the exercise price of the options.